Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net earnings available to common shareholders	$ 74,111	$ 49,192	$ 73,831
Other comprehensive income:
Currency translation adjustment, net of taxes of $0, $36 and ($93)	2,476	(5,543)	6,684
Unrealized gains on interest rate swap cashflow hedge, net of taxes	(1,823)	(1,231)	(1,579)
Unrealized holding gains on marketable securities, net of taxes	0	2	1
Change in unfunded SERP liability, net of taxes of ($179), ($465) and ($161)	(600)	1,582	(597)
Net current period other comprehensive income (loss)	53	(5,190)	4,509
Comprehensive income	74,164	44,002	78,340
Comprehensive income attributable to noncontrolling interest	3,452	484	0
Comprehensive income attributable to Bel shareholders	$ 70,712	$ 43,518	$ 78,340